Note 5 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	13,384,115
Stock options outstanding	2,058,800
Stock options authorized for future grants	16,700
Total	15,459,615

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	962,300	$3.18	9.3	$499,660
Granted	1,096,500	0.76
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2022	2,058,800	$1.89	9.2	$-
Exercisable at December 31, 2022	588,089	$3.12	8.3	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	120,000	$1.65	June 2025
September 2020	2,396,631	5.00	September 2025
September 2020	128,000	5.50	March 2024
February 2021	72,000	6.88	August 2024
September 2021	100,000	13.00	September 2026
January 2022	3,067,484	3.26	February 2027
May 2022	7,500,000	1.65	May 2028
Outstanding at December 31, 2022	13,384,115